Accounting principles, rules and methods - Amortization duration and expense (Details)	12 Months Ended
Dec. 31, 2021
Metabrain
Disclosure of detailed information about intangible assets [line items]
Useful life	19 years
Iris Pharma
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
Stanislas Veillet (BIO101)
Disclosure of detailed information about intangible assets [line items]
Useful life	19 years
Minimum | Software
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Maximum | Software
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years